Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Asia Aviation PCL, NVDR(a)(b)	6,123,900	$443,425
Bangkok Airways PCL, NVDR(a)(b)	1,664,600	476,360
		919,785
Auto Components — 0.5%
Sri Trang Agro-Industry PCL, NVDR	2,107,545	1,854,715

Banks — 3.3%
Kiatnakin Phatra Bank PCL, NVDR	484,173	820,400
Krung Thai Bank PCL, NVDR	7,989,200	2,670,925
Siam Commercial Bank PCL (The), NVDR(b)	1,941,300	7,008,286
Thanachart Capital PCL, NVDR(b)	668,800	698,181
Tisco Financial Group PCL, NVDR(b)	457,700	1,216,738
		12,414,530
Beverages — 1.3%
Carabao Group PCL, NVDR(b)	686,100	2,302,801
Osotspa PCL, NVDR	2,747,300	2,603,095
		4,905,896
Building Products — 0.2%
Dynasty Ceramic PCL, NVDR	9,388,440	763,390

Capital Markets — 0.6%
Bangkok Commercial Asset Management PCL, NVDR	4,065,000	2,361,800

Chemicals — 4.2%
Eastern Polymer Group PCL, NVDR	2,263,000	744,837
Indorama Ventures PCL, NVDR	3,842,610	4,461,538
PTT Global Chemical PCL, NVDR	5,155,107	8,572,393
TOA Paint Thailand PCL, NVDR(b)	1,391,800	1,331,780
Vinythai PCL, NVDR	540,300	609,286
		15,719,834
Construction & Engineering — 0.7%
CH Karnchang PCL, NVDR	2,517,700	1,582,120
Sino-Thai Engineering & Construction PCL, NVDR(b)	2,441,128	954,561
		2,536,681
Construction Materials — 5.9%
Siam Cement PCL (The), NVDR	1,783,600	19,662,003
Siam City Cement PCL, NVDR	204,300	948,823
Tipco Asphalt PCL, NVDR(b)	1,629,000	860,485
TPI Polene PCL, NVDR	13,117,200	646,390
		22,117,701
Consumer Finance — 4.1%
AEON Thana Sinsap Thailand PCL, NVDR(b)	199,700	1,073,192
JMT Network Services PCL, NVDR(b)	1,003,100	1,748,849
Krungthai Card PCL, NVDR(b)	2,063,600	3,272,746
Muangthai Capital PCL, NVDR(b)	1,696,800	2,813,448
Ngern Tid Lor PCL, NVDR(a)	2,427,100	2,592,940
Ratchthani Leasing PCL, NVDR	5,231,627	620,910
Srisawad Corp. PCL, NVDR(b)	1,727,060	3,066,988
		15,189,073
Containers & Packaging — 1.6%
Polyplex Thailand PCL, NVDR(b)	611,300	416,570
SCG Packaging PCL, NVDR	2,944,900	5,402,232
		5,818,802
Diversified Telecommunication Services — 1.2%
Jasmine International PCL, NVDR(b)	9,822,568	831,591
True Corp. PCL, NVDR(b)	26,704,618	3,572,312
		4,403,903
Security	Shares	Value

Electronic Equipment, Instruments & Components — 5.4%
Delta Electronics Thailand PCL, NVDR(b)	712,900	$9,466,260
Hana Microelectronics PCL, NVDR	1,288,400	3,570,352
Jay Mart PCL, NVDR(b)	1,069,200	1,581,623
KCE Electronics PCL, NVDR(b)	1,889,800	5,147,423
Synnex Thailand PCL, NVDR(b)	592,500	513,291
		20,278,949
Entertainment — 0.4%
Major Cineplex Group PCL, NVDR(b)	1,237,100	675,499
RS PCL, NVDR(a)(b)	1,119,100	699,988
		1,375,487
Food & Staples Retailing — 6.9%
Berli Jucker PCL, NVDR(b)	2,749,300	2,688,537
CP ALL PCL, NVDR	13,351,400	23,129,135
		25,817,672
Food Products — 3.5%
Charoen Pokphand Foods PCL, NVDR(b)	8,860,600	6,246,064
GFPT PCL, NVDR(b)	1,152,700	400,225
Ichitan Group PCL, NVDR(b)	1,178,900	351,721
Khon Kaen Sugar Industry PCL, NVDR(a)(b)	3,496,578	363,173
R&B Food Supply PCL, NVDR(b)	1,149,100	667,616
Thai Union Group PCL, NVDR	6,547,000	3,827,462
Thai Vegetable Oil PCL, NVDR	1,024,353	911,511
Thaifoods Group PCL, NVDR(b)	2,547,400	314,472
		13,082,244
Health Care Equipment & Supplies — 0.5%
Sri Trang Gloves Thailand PCL, NVDR(b)	2,291,700	2,040,240

Health Care Providers & Services — 6.3%
Bangkok Chain Hospital PCL, NVDR	3,136,425	1,985,104
Bangkok Dusit Medical Services PCL, NVDR	21,803,000	14,404,739
Bumrungrad Hospital PCL, NVDR	1,090,176	4,642,545
Chularat Hospital PCL, NVDR(b)	11,317,500	1,299,981
Thonburi Healthcare Group PCL, NVDR(b)	1,171,900	1,182,420
		23,514,789
Hotels, Restaurants & Leisure — 2.7%
Asset World Corp. PCL, NVDR(a)	18,293,800	2,313,848
Central Plaza Hotel PCL, NVDR(a)	926,100	845,405
Minor International PCL, NVDR(a)	7,133,010	5,756,058
MK Restaurants Group PCL, NVDR	735,800	1,095,879
		10,011,190
Independent Power and Renewable Electricity Producers — 8.9%
Absolute Clean Energy PCL, NVDR(b)	4,694,000	498,906
B Grimm Power PCL, NVDR	1,788,400	2,092,637
Banpu Power PCL, NVDR(b)	1,742,100	866,246
BCPG PCL, NVDR	1,855,450	686,113
CK Power PCL, NVDR(b)	4,661,360	673,577
Electricity Generating PCL, NVDR	601,900	2,959,494
Energy Absolute PCL, NVDR	3,410,400	8,283,939
Global Power Synergy PCL, NVDR	1,612,000	3,506,993
Gulf Energy Development PCL, NVDR	6,707,200	7,799,768
Gunkul Engineering PCL, NVDR(b)	9,139,222	1,227,766
Ratch Group PCL, NVDR	1,823,800	2,336,479
SPCG PCL, NVDR	1,089,700	575,611
Super Energy Corp. PCL, NVDR	37,446,750	1,045,670
TPI Polene Power PCL, NVDR(b)	5,722,500	703,054
		33,256,253
Industrial Conglomerates — 0.2%
Thoresen Thai Agencies PCL, NVDR	3,125,200	848,597

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.9%
Bangkok Life Assurance PCL, NVDR(b)	1,171,400	$1,000,076
Dhipaya Group Holdings PCL(a)	830,800	1,362,169
TQM Corp. PCL, NVDR(b)	308,500	962,137
		3,324,382
Marine — 0.5%
Precious Shipping PCL, NVDR	1,793,600	833,921
Regional Container Lines PCL, NVDR	762,200	918,651
		1,752,572
Media — 0.9%
BEC World PCL, NVDR(a)	2,097,200	883,752
Plan B Media PCL, NVDR.	4,436,500	855,193
VGI PCL, NVDR(b)	7,875,900	1,564,498
		3,303,443
Multiline Retail — 1.1%
Central Retail Corp. PCL, NVDR(b)	4,137,434	3,925,735

Oil, Gas & Consumable Fuels — 13.1%
Bangchak Corp. PCL, NVDR	2,361,600	1,690,104
Banpu PCL, NVDR	12,377,300	3,782,690
Esso Thailand PCL, NVDR(a)	2,385,100	510,529
IRPC PCL, NVDR(b)	25,698,900	2,838,265
Prima Marine PCL, NVDR	2,334,500	418,669
PTT Exploration & Production PCL, NVDR	3,177,284	10,639,216
PTT PCL, NVDR	22,859,200	23,965,588
Siamgas & Petrochemicals PCL, NVDR	1,247,800	461,833
Star Petroleum Refining PCL, NVDR(a)	3,955,900	1,052,155
Thai Oil PCL, NVDR	2,561,200	3,514,071
		48,873,120
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	797,500	1,250,268

Real Estate Management & Development — 6.3%
Amata Corp. PCL, NVDR(b)	1,971,900	1,133,556
AP Thailand PCL, NVDR	5,394,686	1,391,462
Bangkok Land PCL, NVDR(b)	25,679,700	800,169
Central Pattana PCL, NVDR	4,618,000	7,120,290
Land & Houses PCL, NVDR	19,121,600	4,726,777
MBK PCL, NVDR(a)	1,939,400	759,264
Origin Property PCL, NVDR	1,711,200	532,573
Pruksa Holding PCL, NVDR(b)	1,758,900	677,651
Quality Houses PCL, NVDR	17,326,432	1,141,470
Sansiri PCL, NVDR	27,179,637	967,139
SC Asset Corp. PCL, NVDR	3,328,704	318,078
Singha Estate PCL, NVDR(a)	7,195,400	387,468
Supalai PCL, NVDR	2,940,400	1,818,566
WHA Corp. PCL, NVDR(b)	18,797,940	1,824,238
		23,598,701

Road & Rail — 1.3%
BTS Group Holdings PCL, NVDR(b)	18,059,200	4,923,546

Specialty Retail — 4.3%
Com7 PCL, NVDR	1,234,800	2,833,904
Dohome PCL, NVDR(b)	1,365,710	913,680
Home Product Center PCL, NVDR	13,507,173	5,447,413
PTG Energy PCL, NVDR(b)	1,904,600	811,565
PTT Oil & Retail Business PCL, NVDR	6,860,000	5,079,784
Singer Thailand PCL, NVDR(b)	630,900	905,922
		15,992,268
Security	Shares	Value

Transportation Infrastructure — 5.9%
Airports of Thailand PCL, NVDR	9,799,700	$17,355,833
Bangkok Aviation Fuel Services PCL, NVDR(a)(b)	437,200	324,356
Bangkok Expressway & Metro PCL, NVDR(b)	17,473,053	4,378,790
		22,058,979

Water Utilities — 0.5%
Eastern Water Resources Development and Management PCL, NVDR(b)	1,329,600	363,020
TTW PCL, NVDR(b)	3,180,166	1,072,933
WHA Utilities and Power PCL, NVDR(b)	2,618,800	313,617
		1,749,570

Wireless Telecommunication Services — 5.9%
Advanced Info Service PCL, NVDR(b)	2,720,119	16,603,375
Intouch Holdings PCL, NVDR	2,570,400	5,545,937
		22,149,312
Total Common Stocks — 99.6%
(Cost: $464,093,488)		372,133,427

Rights

Consumer Finance — 0.1%
JMT Network Services PCL, (Expires 12/16/21)(a)	220,842	113,051

Food & Staples Retailing — 0.0%
CP All PCL, (Expires 12/31/21)(a)	918,607	—

Food Products — 0.0%
Charoen Pokphand Foods PCL, (Expires 12/31/21)(a)	130,656	—

Media — 0.0%
Plan B Media PCL, (Expires 12/22/21)(a)	367,760	16,370

Real Estate Management & Development — 0.0%
Origin Property PCL, (Expires 12/08/21)(a)	24,556	—

Specialty Retail — 0.0%
Singer Thailand PCL, (Expires 12/09/21)(a)	121,124	43,851

Total Rights — 0.1%
(Cost: $0)		173,272

Warrants

Real Estate Management & Development — 0.0%
MBK PCL, (Expires 11/15/24)(a)	77,576	23,481

Road & Rail — 0.0%
BTS Group Holdings PCL, (Expires 07/11/24)(a)	1,740,820	26,347
BTS Group Holdings PCL, (Expires 11/20/26)(a)	3,481,640	1
		26,348
Total Warrants — 0.0%
(Cost: $0)		49,829

Short-Term Investments

Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	32,735,427	32,748,521

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,140,000	$1,140,000
		33,888,521
Total Short-Term Investments — 9.1%
(Cost: $33,886,601)		33,888,521

Total Investments in Securities — 108.8%
(Cost: $497,980,089)		406,245,049

Other Assets, Less Liabilities — (8.8)%		(32,695,472)

Net Assets — 100.0%		$373,549,577

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$33,250,286	$—		$(498,286	)(a)	$(756)	$(2,723)	$32,748,521	32,735,427	$699,167	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,130,000	10,000	(a)	—		—	—	1,140,000	1,140,000	13		—
						$(756)	$(2,723)	$33,888,521		$699,180		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	8	12/17/21	$485	$(11,775)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$21,664,624	$350,468,803	$—	$372,133,427
Rights	—	173,272	—	173,272
Warrants	26,347	23,482	—	49,829
Money Market Funds	33,888,521	—	—	33,888,521
	$55,579,492	$350,665,557	$—	$406,245,049
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,775)	$—	$—	$(11,775)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVDR	Non-Voting Depositary Receipt

4